Balance Sheet Information (Details 2) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued liabilities:
Accrued expenses	$ 311,561	$ 282,886
Accrued interest	192,617	206,169
Accrued liabilities	$ 504,178	$ 489,055	$ 189,450